DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.1%
Communication Services
— 1.0%
Iridium Communications, Inc.
284 7,213
New York Times Co., Class A
426 24,333
Nexstar Media Group, Inc.
78 13,293
ZoomInfo Technologies, Inc. *
707 6,752
(Cost $53,668)
51,591
Consumer Discretionary
— 13.0%
Abercrombie & Fitch Co., Class
A *
133 10,439
Aramark
692 28,026
Autoliv, Inc.
184 18,919
AutoNation, Inc. *
66 12,134
Bath & Body Works, Inc.
564 15,860
Boyd Gaming Corp.
172 12,895
Brunswick Corp.
171 8,656
Burlington Stores, Inc. *
165 37,665
Capri Holdings Ltd. *
358 6,487
Choice Hotels International, Inc.
60 7,601
Churchill Downs, Inc.
191 18,235
Crocs, Inc. *
147 14,994
Dick's Sporting Goods, Inc.
149 26,722
Floor & Decor Holdings, Inc.,
Class A *
279 20,001
Gap, Inc.
579 12,917
Goodyear Tire & Rubber Co. *
743 8,478
Grand Canyon Education, Inc. *
76 15,036
H&R Block, Inc.
348 19,819
Harley-Davidson, Inc.
299 7,239
Hilton Grand Vacations, Inc. *
163 6,222
Hyatt Hotels Corp., Class A
113 14,919
KB Home
182 9,388
Lear Corp.
140 12,659
Light & Wonder, Inc. *
230 20,728
Lithia Motors, Inc.
69 21,867
Macy's, Inc.
724 8,608
Marriott Vacations Worldwide
Corp.
98 6,454
Mattel, Inc. *
877 16,610
Penske Automotive Group, Inc.
48 7,881
Planet Fitness, Inc., Class A *
222 22,828
Polaris, Inc.
154 6,040
PVH Corp.
146 12,230
Service Corp. International
377 29,406
Somnigroup International, Inc.
539 35,067
Taylor Morrison Home Corp. *
271 15,252
Texas Roadhouse, Inc.
173 33,771
Thor Industries, Inc.
138 11,204
TopBuild Corp. *
78 22,065
Travel + Leisure Co.
179 8,694
Number
of Shares Value $
Valvoline, Inc. *
330 11,415
VF Corp.
863 10,753
Visteon Corp. *
78 6,585
Wendy's Co.
448 5,107
Whirlpool Corp.
145 11,323
Wyndham Hotels & Resorts, Inc.
205 16,970
YETI Holdings, Inc. *
219 6,693
(Cost $742,520)
692,862
Consumer Staples — 3.9%
Albertsons Cos., Inc., Class A
1,056 23,475
BellRing Brands, Inc. *
334 21,025
Boston Beer Co., Inc., Class A *
24 5,516
Coty, Inc., Class A *
1,073 5,290
Darling Ingredients, Inc. *
417 12,994
Flowers Foods, Inc.
511 8,636
Ingredion, Inc.
166 23,094
Post Holdings, Inc. *
118 13,050
Sprouts Farmers Market, Inc. *
264 45,635
US Foods Holding Corp. *
600 47,472
(Cost $189,765)
206,187
Energy — 3.8%
Antero Midstream Corp.
914 17,165
Antero Resources Corp. *
763 28,574
Chord Energy Corp.
159 14,310
Civitas Resources, Inc.
232 6,350
CNX Resources Corp. *
388 12,525
DT Midstream, Inc.
264 27,651
HF Sinclair Corp.
415 14,994
Murphy Oil Corp.
359 7,514
NOV, Inc.
994 11,928
Ovintiv, Inc.
681 24,394
Range Resources Corp.
627 23,851
Valaris Ltd. *
169 6,358
Weatherford International PLC
189 8,240
(Cost $234,847)
203,854
Financials — 19.2%
Affiliated Managers Group, Inc.
78 13,728
Ally Financial, Inc.
714 24,990
Annaly Capital Management,
Inc. REIT
1,509 28,596
Associated Banc-Corp.
443 10,264
Bank OZK
283 12,545
Brighthouse Financial, Inc. *
160 9,570
Cadence Bank
479 14,514
CNO Financial Group, Inc.
265 10,059
Columbia Banking System, Inc.
546 12,765
Comerica, Inc.
344 19,639
East West Bancorp, Inc.
364 33,197
Equitable Holdings, Inc.
806 42,613
Essent Group Ltd.
271 15,718
Euronet Worldwide, Inc. *
108 11,694

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Evercore, Inc., Class A
93 21,529
Fidelity National Financial, Inc.
679 37,189
First American Financial Corp.
269 15,013
First Horizon Corp.
1,367 27,176
Flagstar Financial, Inc.
788 9,078
FNB Corp.
937 12,996
Hanover Insurance Group, Inc.
95 16,718
Interactive Brokers Group, Inc.,
Class A
284 59,549
Janus Henderson Group PLC
330 11,989
Jefferies Financial Group, Inc.
424 20,606
Kemper Corp.
156 9,942
MGIC Investment Corp.
670 17,721
Old National Bancorp.
832 17,355
Pinnacle Financial Partners, Inc.
201 21,362
Primerica, Inc.
87 23,542
Reinsurance Group of America,
Inc.
170 34,559
RenaissanceRe Holdings Ltd.
130 32,425
RLI Corp.
219 16,835
SEI Investments Co.
252 21,486
Selective Insurance Group, Inc.
158 13,907
Shift4 Payments, Inc., Class A
* (a)
180 17,062
SLM Corp.
573 18,548
SouthState Corp.
258 22,652
Starwood Property Trust, Inc.
REIT
836 16,511
Stifel Financial Corp.
267 25,157
Synovus Financial Corp.
367 17,554
Texas Capital Bancshares, Inc. *
119 8,531
UMB Financial Corp.
178 18,355
United Bankshares, Inc.
372 13,444
Unum Group
429 35,054
Valley National Bancorp
1,238 10,870
Voya Financial, Inc.
252 16,763
Webster Financial Corp.
448 23,063
Western Alliance Bancorp
285 20,637
Western Union Co.
880 8,166
WEX, Inc. *
92 12,230
Wintrust Financial Corp.
172 20,539
Zions Bancorp NA
384 18,186
(Cost $948,377)
1,024,191
Health Care — 9.3%
Amedisys, Inc. *
84 7,902
Avantor, Inc. *
1,777 22,941
BioMarin Pharmaceutical, Inc. *
505 29,325
Bio-Rad Laboratories, Inc., Class
A *
49 11,120
Bruker Corp.
290 10,643
DENTSPLY SIRONA, Inc.
520 8,310
Doximity, Inc., Class A *
346 18,023
Number
of Shares Value $
Encompass Health Corp.
262 31,676
Ensign Group, Inc.
151 22,236
Envista Holdings Corp. *
481 8,788
Exelixis, Inc. *
731 31,462
Haemonetics Corp. *
133 9,005
Halozyme Therapeutics, Inc. *
330 18,503
HealthEquity, Inc. *
225 22,637
Illumina, Inc. *
415 34,130
Jazz Pharmaceuticals PLC *
157 16,967
Lantheus Holdings, Inc. *
182 13,752
LivaNova PLC *
142 6,142
Neurocrine Biosciences, Inc. *
265 32,600
Option Care Health, Inc. *
444 14,510
Penumbra, Inc. *
100 26,697
Repligen Corp. *
134 15,821
Tenet Healthcare Corp. *
248 41,855
United Therapeutics Corp. *
117 37,306
(Cost $469,472)
492,351
Industrials — 21.7%
AAON, Inc.
176 16,947
Acuity, Inc.
81 21,051
Advanced Drainage Systems,
Inc.
186 20,453
AECOM
344 37,788
AGCO Corp.
162 15,873
Alaska Air Group, Inc. *
322 16,399
American Airlines Group, Inc. *
1,714 19,557
ATI, Inc. *
372 29,626
Avis Budget Group, Inc. *
46 5,602
Brink's Co.
116 9,519
Carlisle Cos., Inc.
117 44,481
Chart Industries, Inc. *
111 17,411
Clean Harbors, Inc. *
134 30,390
CNH Industrial NV
2,278 28,498
Comfort Systems USA, Inc.
94 44,954
Concentrix Corp.
120 6,716
Crane Co.
128 21,939
Donaldson Co., Inc.
309 21,491
EMCOR Group, Inc.
119 56,151
EnerSys
102 8,530
Esab Corp.
150 18,449
ExlService Holdings, Inc. *
418 19,224
Flowserve Corp.
344 17,169
Fortune Brands Innovations, Inc.
325 16,380
FTI Consulting, Inc. *
93 15,267
GATX Corp.
94 14,969
Genpact Ltd.
417 17,952
GXO Logistics, Inc. *
310 12,753
Insperity, Inc.
93 6,019
ITT, Inc.
212 31,914
Kirby Corp. *
152 16,817

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Knight-Swift Transportation
Holdings, Inc.
422 18,703
Landstar System, Inc.
93 12,761
Lincoln Electric Holdings, Inc.
149 28,845
ManpowerGroup, Inc.
122 5,118
Maximus, Inc.
149 10,804
MSA Safety, Inc.
101 16,460
MSC Industrial Direct Co., Inc.,
Class A
114 9,257
Mueller Industries, Inc.
295 22,972
NEXTracker, Inc., Class A *
376 21,315
nVent Electric PLC
431 28,360
Owens Corning
222 29,737
RB Global, Inc.
482 50,755
Regal Rexnord Corp.
172 22,952
Ryder System, Inc.
111 16,331
Sensata Technologies Holding
PLC
390 10,163
Simpson Manufacturing Co., Inc.
111 17,283
Terex Corp.
172 7,742
Tetra Tech, Inc.
696 24,318
Timken Co.
168 11,506
Toro Co.
262 19,854
Trex Co., Inc. *
278 15,532
Valmont Industries, Inc.
52 16,538
Watsco, Inc.
93 41,252
Watts Water Technologies, Inc.,
Class A
72 17,433
WESCO International, Inc.
117 19,643
(Cost $1,135,751)
1,155,923
Information Technology
— 11.0%
Allegro MicroSystems, Inc. *
342 8,670
Amkor Technology, Inc.
295 5,316
Arrow Electronics, Inc. *
140 16,573
ASGN, Inc. *
113 5,968
Avnet, Inc.
224 11,202
Belden, Inc.
105 11,151
Blackbaud, Inc. *
102 6,347
Ciena Corp. *
370 29,622
Cirrus Logic, Inc. *
138 13,574
Coherent Corp. *
403 30,479
Commvault Systems, Inc. *
116 21,245
Docusign, Inc. *
526 46,609
Dolby Laboratories, Inc., Class A
160 11,882
Dropbox, Inc., Class A *
564 16,277
Dynatrace, Inc. *
781 42,182
Entegris, Inc.
395 27,152
Flex Ltd. *
996 42,131
Guidewire Software, Inc. *
219 47,089
Kyndryl Holdings, Inc. *
608 23,736
Littelfuse, Inc.
67 13,739
Number
of Shares Value $
Lumentum Holdings, Inc. *
181 13,083
MKS, Inc.
175 14,383
Novanta, Inc. *
98 12,134
Onto Innovation, Inc. *
130 11,952
Pure Storage, Inc., Class A *
806 43,194
Rambus, Inc. *
276 14,758
Silicon Laboratories, Inc. *
84 10,125
Synaptics, Inc. *
101 5,935
Universal Display Corp.
117 16,772
Vontier Corp.
387 13,835
(Cost $579,390)
587,115
Materials — 6.0%
Alcoa Corp.
674 18,043
AptarGroup, Inc.
172 27,245
Avient Corp.
236 8,527
Axalta Coating Systems Ltd. *
569 17,525
Cabot Corp.
145 10,830
Carpenter Technology Corp.
132 31,020
Cleveland-Cliffs, Inc. *
1,260 7,346
Commercial Metals Co.
295 13,744
Crown Holdings, Inc.
306 30,141
Graphic Packaging Holding Co.
782 17,376
Greif, Inc., Class A
74 4,115
Louisiana-Pacific Corp.
164 14,772
Royal Gold, Inc.
175 31,171
RPM International, Inc.
335 38,136
Scotts Miracle-Gro Co.
115 6,849
Sonoco Products Co.
258 11,749
United States Steel Corp.
588 31,646
(Cost $344,758)
320,235
Real Estate — 7.3%
Agree Realty Corp. REIT
278 20,933
American Homes 4 Rent, Class
A REIT
826 31,264
Brixmor Property Group, Inc.
REIT
798 20,277
COPT Defense Properties REIT
291 7,988
Cousins Properties, Inc. REIT
436 12,239
CubeSmart REIT
591 25,271
EastGroup Properties, Inc. REIT
140 23,737
EPR Properties REIT
198 11,027
Equity LifeStyle Properties, Inc.
REIT
499 31,721
Healthcare Realty Trust, Inc.
REIT
925 13,412
Jones Lang LaSalle, Inc. *
124 27,615
Kilroy Realty Corp. REIT
276 8,887
Kite Realty Group Trust REIT
575 12,719
NNN REIT, Inc. REIT
487 20,337
Omega Healthcare Investors,
Inc. REIT
732 27,084
Park Hotels & Resorts, Inc. REIT
536 5,553

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
PotlatchDeltic Corp. REIT
185 7,278
Rayonier, Inc. REIT
365 8,650
Rexford Industrial Realty, Inc.
REIT
591 20,827
Vornado Realty Trust REIT
450 16,952
WP Carey, Inc. REIT
572 35,899
(Cost $409,055)
389,670
Utilities — 1.9%
Essential Utilities, Inc.
660 25,430
National Fuel Gas Co.
238 19,645
ONE Gas, Inc.
149 11,139
Ormat Technologies, Inc.
147 10,926
Spire, Inc.
160 12,045
UGI Corp.
558 20,121
(Cost $93,492)
99,306
TOTAL COMMON STOCKS
(Cost $5,201,095)
5,223,285
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.6%
iShares ESG Select Screened
S&P Mid-Cap ETF
(Cost $32,647)
850 34,238
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $9,450)
9,450 9,450
CASH EQUIVALENTS — 1.1%
DWS Government Money Market
Series "Institutional Shares"
REIT, 4.26% (b)
(Cost $57,153)
57,153 57,153
TOTAL INVESTMENTS
— 100.0%
(Cost $5,300,345)
5,324,126
Other assets and liabilities,
net — (0.0)%
(1,390)
NET ASSETS — 100.0%
5,322,736
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
11 9,439 (d) — — — 21 — 9,450 9,450
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
28,664 214,856 (186,367) — — 1,831 — 57,153 57,153
28,675 224,295 (186,367) — — 1,852 — 66,603 66,603
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $9,479, which is 0.2% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
MIDE-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-mini S&P MidCap 400 Index
USD 2 59,460 60,082 6/20/2025 622
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,223,285 $ — $ — $ 5,223,285
Exchange-Traded Funds
34,238 — — 34,238
Short-Term Investments (a)
66,603 — — 66,603
Derivatives (b)
Futures Contracts
622 — — 622
TOTAL
$ 5,324,748 $ — $ — $ 5,324,748
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.